Document and Entity Information	12 Months Ended
Dec. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	Dec 1, 2011

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED DECEMBER 1, 2011, OF LEGG MASON WESTERN ASSET HIGH INCOME FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective August 1, 2012, the fund will be renamed Western Asset High Income Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a class of shares to buy” shall refer to new Class C shares.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees(fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	289	58,5	1,006	2,181

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	189	585	1,006	2,181

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Supplement [Text Block]	lmpit7_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED DECEMBER 1, 2011, OF LEGG MASON WESTERN ASSET HIGH INCOME FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective August 1, 2012, the fund will be renamed Western Asset High Income Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a class of shares to buy” shall refer to new Class C shares.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees(fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	289	58,5	1,006	2,181

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	189	585	1,006	2,181

Legg Mason Western Asset High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit7_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED DECEMBER 1, 2011, OF LEGG MASON WESTERN ASSET HIGH INCOME FUND

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus and Prospectus.

Effective August 1, 2012, the fund will be renamed Western Asset High Income Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the fund’s Summary Prospectus and Prospectus shall instead be read as referring to Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a class of shares to buy” shall refer to new Class C shares.

Effective August 1, 2012, the following amends anything to the contrary in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees(fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Number of years you own your shares ($)	1 year	3 years	5 years	10 years

Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	289	58,5	1,006	2,181

Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	189	585	1,006	2,181

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Document Creation Date	dei_DocumentCreationDate	May 31, 2012